UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21737
                                                     ---------

        Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
                                    UNAUDITED

        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED




Schedule of Investments ..................................................     1

Statement of Assets, Liabilities and Members' Capital ....................     4

Statement of Operations ..................................................     5

Statement of Changes in Members' Capital .................................     6

Statement of Cash Flows ..................................................     7

Notes to Financial Statements ............................................     8

Fund Management ..........................................................    17

Other Information ........................................................    19

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Convertible Arbitrage           4.21%
Emerging Markets                6.66%
Equity Long/Short              32.46%
Equity Market Neutral           4.03%
Event Driven                   23.37%
Global Macro                   12.37%
Managed Futures                 3.26%
Multi-Strategy                 11.37%
Other                           2.27%



                                                                        PERCENTAGE
                                                                        OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 89.79%       LIQUIDITY (4)      CAPITAL       COST          FAIR VALUE (5)

CONVERTIBLE ARBITRAGE
Aristeia International Limited                           Quarterly          3.78%    $4,750,000        $5,668,627
                                                                            ----     ----------        ----------
                                                                            3.78%     4,750,000         5,668,627
                                                                            ----     ----------        ----------

EMERGING MARKETS
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                             (6)             0.08%            --           124,066
Pharo Macro Fund, Ltd                                    Quarterly          1.99%     3,000,000         2,984,788
Spinnaker Global Opportunity Fund, Ltd.                  Quarterly          3.91%     4,062,733         5,858,575
                                                                            ----     ----------        ----------
                                                                            5.98%     7,062,733         8,967,429
                                                                            ----     ----------        ----------

EQUITY LONG/SHORT
Gandhara Fund, L.P.                                      Quarterly          3.12%     3,500,000         4,673,175
Glenview Institutional Partners, L.P.
    Regular Interest                                     Quarterly          3.42%     4,163,419         5,125,918
    Side Pocket                                             (6)             0.22%       336,581           336,581
Lansdowne UK Equity Fund, L.P.                            Monthly           3.17%     3,000,000         4,758,400
The Antares European Fund, L.P.                          Quarterly          3.09%     2,702,500         4,624,147
Torrey Pines Fund, LLC                                   Quarterly          4.67%     7,000,000         7,003,072
Tosca                                                    Quarterly          5.37%     6,325,905         8,046,456

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                        PERCENTAGE
                                                                        OF MEMBERS'
                                                       LIQUIDITY (4)      CAPITAL           COST          FAIR VALUE (5)

EQUITY LONG/SHORT (CONTINUED)
Viking Global Equities L.P.                              Annually            4.33%       $ 6,000,000       $ 6,484,901
Westfield Life Sciences Fund II, L.P.                    Quarterly           1.76%         1,563,040         2,634,230
                                                                            -----        -----------       -----------
                                                                            29.15%        34,591,445        43,686,880
                                                                            -----        -----------       -----------

EQUITY MARKET NEUTRAL
AQR Global Stock Selection HV Offshore Fund, Ltd.        Quarterly           1.30%         2,039,795         1,942,241
GMN Partners L.P. (7)                                    Quarterly           2.32%         4,000,000         3,480,977
                                                                            -----        -----------       -----------
                                                                             3.62%         6,039,795         5,423,218
                                                                            -----        -----------       -----------
EVENT DRIVEN
Atticus Global, L.P.                                     Quarterly           3.46%         2,330,762         5,189,675
GoldenTree Partners, L.P.                                Quarterly           5.39%         6,584,849         8,082,683
Perry Partners, L.P.
    Regular Interest                                     Annually            2.44%         2,904,560         3,652,056
    Side Pocket                                             (6)              0.27%           393,478           399,459
PSAM WorldArb Partners L.P.                              Quarterly           3.84%         6,000,000         5,760,257
Silver Point Capital Fund, L.P.
    Side Pocket                                             (6)              0.15%                --           230,991
York Capital Management, L.P.                            Annually            5.43%         6,494,582         8,135,410
                                                                            -----        -----------       -----------
                                                                            20.98%        24,708,231        31,450,531
                                                                            -----        -----------       -----------

GLOBAL MACRO
Remington Investment Strategies, L.P.                    Quarterly           5.79%         4,230,771         8,675,207
The Tudor BVI Global Fund, L.P.                          Quarterly           5.32%         5,537,905         7,969,957
                                                                            -----        -----------       -----------
                                                                            11.11%         9,768,676        16,645,164
                                                                            -----        -----------       -----------

MANAGED FUTURES
Touradji Global Resources Fund, L.P.                     Quarterly           2.93%         2,500,000         4,385,882
                                                                            -----        -----------       -----------
                                                                             2.93%         2,500,000         4,385,882
                                                                            -----        -----------       -----------

MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                        (a)              0.16%         2,808,584           233,869
    Side Pocket                                           (6) (a)            0.30%           383,553           448,430
AQR Absolute Return Institutional Fund, L.P.             Quarterly           1.42%         2,000,000         2,128,834
Carlyle Multi-Strategy Partners, L.P.                    Quarterly           2.26%         3,500,000         3,395,584

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                        PERCENTAGE
                                                                        OF MEMBERS'
                                                       LIQUIDITY (4)      CAPITAL           COST          FAIR VALUE (5)
MULTI-STRATEGY (CONTINUED)
Stark Investments Limited Partnership
    Regular Interest                                     Quarterly           5.52%       $ 7,478,415       $  8,280,087
    Side Pocket                                             (6)              0.54%           656,926            808,266
                                                                            -----        -----------       ------------
                                                                            10.20%        16,827,478         15,295,070
                                                                            -----        -----------       ------------

Other
Vicis Capital Fund                                       Quarterly           2.04%         3,000,000          3,051,000
                                                                            -----        -----------       ------------
                                                                             2.04%         3,000,000          3,051,000
                                                                            -----        -----------       ------------

Total Investments in Portfolio Funds (cost $109,248,358)                                                   $134,573,801

Other Assets, Less Liabilities 10.21%                                                                        15,308,039
                                                                                                           ------------

Members' Capital 100%                                                                                      $149,881,840


(a)  Portfolio Fund in liquidation.
(1)  Fair valued investments.
(2)  Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4)  Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 8 months.
(5)  See Note 2(a) regarding Portfolio Fund Valuations.
(6)  Side pocket investments are not redeemable until they are realized or converted to regular interests in the
     Portfolio Fund by the Portfolio Fund Manager (see Note 2 (a)).
(7)  Affiliated Portfolio Fund.

Affiliated Issuers
------------------
An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:


                                      Value at                                              Value at
Affiliate                           April 1, 2007     Purchases     Sales Proceeds     September 30, 2007
--------------------------------    -------------     ---------     --------------     ------------------
GMN Partners L.P.                     $4,179,683        $  --        $         --          $3,480,977
Whitney New Japan Partners, L.P.      $3,284,483        $  --        $ (3,696,664)         $       --

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC


STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------
ASSETS

Investments in Portfolio Funds, at fair value (cost $105,248,358)               $  131,092,824
Investment in Affiliated Portfolio Fund, at fair value (cost $4,000,000)             3,480,977
Cash                                                                                 3,237,774
Receivable for Portfolio Funds sold                                                  7,070,461
Investment in Portfolio Fund paid in advance                                         6,000,000
Interest receivable                                                                     31,916
Other assets                                                                             4,787
                                                                                --------------
       TOTAL ASSETS                                                                150,918,739
                                                                                --------------

LIABILITIES

Payable for fund units redeemed                                                        517,909
Management fees payable                                                                370,605
Professional fees payable                                                              114,488
Accounting and administration fees payable                                              26,699
Other liabilities                                                                        7,198
                                                                                --------------
       TOTAL LIABILITIES                                                             1,036,899
                                                                                --------------

             MEMBERS' CAPITAL                                                   $  149,881,840
                                                                                ==============


Units Outstanding ($0.01 par value; unlimited number of units authorized)        1,199,035,661
Net Asset Value per Unit (Offering and Redemption price per Unit)               $       125.00

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                                                   $  349,443
                                                                                               -----------

EXPENSES
    Management fees                                                                               661,546
    Accounting and administration fees                                                             78,703
    Professional fees                                                                              78,543
    Board of Managers' fees                                                                         7,607
    Custodian fees                                                                                  5,932
    Miscellaneous fees                                                                             18,373
                                                                                               -----------
       TOTAL EXPENSES                                                                             850,704
                                                                                               -----------
       NET INVESTMENT LOSS                                                                       (501,261)
                                                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
       Net realized gain on Portfolio Funds                                                       765,242
       Net realized gain on Affiliated Portfolio Fund                                             518,598
       Net change in unrealized appreciation/depreciation on Portfolio Funds                    4,530,301
       Net change in unrealized appreciation/depreciation on Affiliated Portfolio Fund           (698,706)
                                                                                               -----------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                             5,115,435
                                                                                               -----------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                     $4,614,174
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC


STATEMENT OF CHANGES IN MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------

                                                                                FOR THE SIX
                                                                                MONTHS ENDED
                                                                             SEPTEMBER 30, 2007       FOR THE YEAR ENDED
                                                                                  (UNAUDITED)           MARCH 31, 2007
                                                                             ------------------       ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
     Net investment loss                                                        $   (501,261)            $  (1,232,227)
     Net realized gain on Portfolio Funds                                          1,283,840                 4,383,556
     Net change in unrealized appreciation/depreciation on Portfolio Funds         3,831,595                 3,551,539
                                                                                -------------            -------------

     NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                    4,614,174                 6,702,868
                                                                                -------------            -------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                        47,193,110                10,017,559
     Capital withdrawals (Note 10)                                                (1,079,832)              (54,064,248)
                                                                                -------------            -------------
     NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
       CAPITAL TRANSACTIONS                                                       46,113,278               (44,046,689)
                                                                                -------------            -------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                     50,727,452               (37,343,821)

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                             99,154,388               136,498,209
                                                                                -------------            -------------
MEMBERS' CAPITAL, END OF PERIOD                                                 $149,881,840             $  99,154,388
                                                                                =============            =============

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC


STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                                 $  4,614,174
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
      Purchases of Portfolio Funds                                                             (49,500,000)
      Sales of Portfolio Funds                                                                  29,621,305
      Decrease in interest receivable                                                                9,501
      Decrease in receivable from affiliates                                                        31,946
      Increase in other assets                                                                      (4,787)
      Increase in management fees payable                                                           36,220
      Increase in professional fees payable                                                         13,435
      Increase in accounting and administration fees payable                                        14,446
      Increase in other liabilities                                                                  3,624
      Net realized gain on Portfolio Funds                                                        (765,242)
      Net realized gain on Affiliated Portfolio Fund                                              (518,598)
      Net change in unrealized appreciation/depreciation on Portfolio Funds                     (4,530,301)
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Fund              698,706
                                                                                              ------------
        NET CASH USED BY OPERATING ACTIVITIES                                                  (20,275,571)
                                                                                              ------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                        47,193,110
   Capital withdrawals                                                                         (36,790,940)
                                                                                              ------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                                                10,402,170
                                                                                              ------------

NET DECREASE IN CASH                                                                            (9,873,401)
Cash at beginning of period                                                                     13,111,175
                                                                                              ------------
Cash at end of period                                                                         $  3,237,774
                                                                                              ============

The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 23, 2007, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.   VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $134,573,801, which is 100% of the Master Fund's investments at September 30, 2007, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, that could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investment, has been fully recovered through previous redemptions from its investment in such Portfolio Fund.

C.   FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.   INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return, its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E.   CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2007, the Master Fund held $3,237,774 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see Note
5).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

3.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has determined that the adoption of the Interpretation did not have a material impact to the Master Fund's financial statements. However, management's conclusions regarding the Interpretation will be subject to review and may be adjusted at a later date based on factors, including but not limited to, further implementation guidance expected from the FASB and on-going analyses of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards 157, "Fair Value Measurements", ("Statement 157"), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of Statement 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which Statement 157 is initially applied. Management has recently begun to evaluate the application of Statement 157 to the Master Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Master Fund's financial statements.

4.   ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2007,  Credit Suisse  Private  Equity,  Inc.  (formerly  Credit
Suisse First Boston Private Equity, Inc.) and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $73,035,290.

6.   SECURITY TRANSACTIONS

During the six months ended September 30, 2007, aggregate purchases of Portfolio Funds amounted to $43,500,000 and aggregate sales of Portfolio Funds amounted to $11,689,705.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the six months ended September 30, 2007.

7.   PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

As of September 30, 2007, the Master Fund had investments in Portfolio Funds valued at $134,573,801. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 4.00% (per annum) of the net assets and performance fees or allocations of up to 20.00% to 25.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

9.   RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

A.   MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

B.   LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made.

The Investment Adviser may invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

9.   RISK FACTORS (CONTINUED)

B.   LIQUIDITY RISK (CONTINUED)

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

C.   CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

D.   INTEREST RATE RISK

The Portfolio Funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

E.   FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

F.   DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between the Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

10.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

11.  CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

12.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                             For the Six Months Ended
                                                                September 30, 2007         For the Year Ended
                                                                    (unaudited)               March 31, 2007
                                                             ------------------------      ------------------
Number of units issued                                               377,818.189                 88,226.937
Number of units redeemed                                              (8,629.044)              (457,929.471)
                                                                   -------------              -------------
Net increase (decrease) in units outstanding                         369,189.145               (369,702.534)
Units outstanding, beginning of period                               829,846.516              1,199,549.050
                                                                   -------------              -------------
Units outstanding, end of period                                   1,199,035.661                829,846.516
                                                                   =============              =============

13.  FINANCIAL HIGHLIGHT INFORMATION


                                                   For the Six
                                                  Months Ended
                                               September 30, 2007      For the Year Ended       For the Year Ended
                                                   (unaudited)            March 31, 2007         March 31, 2006 (a)
                                               ------------------      ------------------       -------------------
PER UNIT OPERATING PERFORMANCE:

   Net asset value, beginning of period              $119.49                 $113.79                   $100.00
                                                     -------                 -------                   -------
   Income from investment operations:

     Net investment loss (b)                           (0.47)                  (1.01)                    (1.07)
     Net realized and unrealized gain on
        investments                                     5.98                    6.71                     14.86
                                                     -------                 -------                   -------
     Total from investment operations                   5.51                    5.70                     13.79
                                                     -------                 -------                   -------
   Net asset value, end of period                    $125.00                 $119.49                   $113.79
                                                     =======                 =======                   =======
TOTAL RETURN                                            4.61% (d)               5.01%                    13.79%
                                                     =======                 =======                   =======

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

13.  FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.


                                                   For the Six
                                                  Months Ended
                                               September 30, 2007      For the Year Ended       For the Year Ended
                                                   (unaudited)            March 31, 2007         March 31, 2006 (a)
                                               ------------------      ------------------       -------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expenses (c)                             1.28 %(f)               1.24 %                    1.32 %
     Net investment loss (c)                           (0.75)%(f)              (0.89)%                   (1.01)%

PORTFOLIO TURNOVER                                      9.84 % (d)             11.17 %                   44.86 %

MEMBERS' CAPITAL, END OF PERIOD (000's)             $149,882                $ 99,154                  $136,498
AVERAGE MEMBERS' CAPITAL (e) (000's)                $132,647                $138,759                  $124,000

    (a)  April 1, 2005, commencement of operations.
    (b)  Calculated using average units outstanding during the period.
    (c)  Expenses of Portfolio Funds are not included in the expense ratio.
    (d)  Not annualized.
    (e)  Average members' capital is the average of the monthly members' capital balances throughout the period.
    (f)  Ratios are annualized for periods less than a year.

14. SUBSEQUENT EVENTS

During the period from October 1, 2007 through November 1, 2007, there were additional capital contributions of $1,937,663.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------


INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
-------------------------------------------------------------------------------
FORTH BELOW.
------------

BOARD OF MANAGERS*
------------------


Name, Address, Age,                                               Number of
Position with the                                                 Affiliated           Other
Company and Length of           Principal Occupation(s)           Funds Overseen       Directorships
Time Served                     During the Past Five Years        by Manager           Held by Managers
--------------------------      ------------------------------    -----------------    --------------------------
Egidio Robertiello*             Managing Director and Head        6                    None
c/o Credit Suisse               of the Multi Manager
Alternative Capital, Inc.       Portfolios business (since
11 Madison Avenue               2007), Head of Hedge Fund
New York, NY 10010              Research and Selection
Age 53                          (2006-2007), Credit Suisse;
President and Chairman          Senior Managing Director of
                                Investments and Research,
                                Alliance Capital (2004-2006);
                                Managing Director, Blackstone
                                Alternative Asset Management,
                                an affiliate of Blackstone,
                                (2001-2004).


Charles A. Hurty                Independent Business                                   Manager and
c/o Credit Suisse               Consultant (since 2001);          6                    Audit Committee
Alternative Capital, Inc.       Partner, KPMG LLP                                      Chairman, GMAM
11 Madison Avenue               (accounting firm)                                      Absolute Strategies;
New York, NY 10010              (1993-2001; with KPMG LLP                              Director and Audit
Age  64                         since 1968).                                           Committee Chairman,
Manager and Audit                                                                      Citigroup Alternative
Committee                                                                              Investments
Chairman                                                                               Multi-Advisor Hedge Fund
Since March 2005                                                                       Portfolios; Director,
                                                                                       iShares Trust and
                                                                                       iShares, Inc.


Philip Chenok                   Professor of Accountancy,
c/o Credit Suisse               Berkeley College (since           6                    None
Alternative Capital, Inc.       2002); Adjunct Professor of
11 Madison Avenue               Accountancy, New York
New York, NY 10010              University, Stern School of
Age  71                         Business (1995-2001).
Manager and Audit               President and CEO, American
Committee                       Institute of Certified
Member                          Public Accountants
Since March 2005                (1980-1995).


Karin Bonding                   President, Capital Markets                             Brandes Investment Trust
c/o Credit Suisse               Institute, Inc. (2006);           6
Alternative Capital, Inc.       Faculty Member and Lecturer,
11 Madison Avenue               University of Virginia
New York, NY 10010              (since 1995); Visiting
Age  67                         Professor, China Europe
Manager and Audit               International Business
Committee                       School (Shanghai, China)
Member                          (1999, 2002, 2003) and The
Since March 2005                Institute of Industrial
                                Policy Studies (Seoul,
                                Korea) (2001).

* - Manager who is an "interested person" of the Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------


Name, Address, Age, Position with the Company and             Principal Occupation(s) During the Past Five
Length of Time Served                                         Years
---------------------------------------------------------     ------------------------------------------------
Sandra DeGaray                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (January 2007 - Present); Vice President
11 Madison Avenue                                             (September 2004 - December 2006); Citigroup
New York, NY 10010                                            Asset Management Inc., (November 2000 - August
Age  39                                                       2004)
Chief Financial Officer and
Treasurer
Since August 2007


Kenneth J. Lohsen                                             Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                   (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age  48
Assistant Treasurer
Since March 2006


Michael Bessel                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (October 2006-Present);
11 Madison Avenue                                             Chief Compliance Officer, TRG Management LP,
New York, NY 10010                                            (September 2005- September 2006);
Age 45                                                        Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance                                              2002- September 2005).
Officer
Since October 2006


Michael Ponder                                                Vice President, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                   LLC  (since 2007); Attorney, Willkie, Farr &
11 Madison Avenue                                             Gallagher LLP (2006-2007); Sherman & Sterling
New York, NY 10010                                            LLP (2005-2006); Seward & Kissel LLP
Age 33                                                        (2003-2005); Sutherland, Asbill & Brennan LLP
Secretary                                                     (2000-2003).
Since July 2007

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

    (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

    (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         December 10, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         December 10, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date         December 10, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.